Subsequent Event (Details) - 2 months ended Feb. 27, 2018 - Other disposals of assets [member] CAD / shares in Units, $ in Millions	CAD CAD / shares	USD ($)
Corex Gold Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock (CAD per share) | CAD / shares	CAD 0.13
Proceeds from divestiture of businesses		$ 2.6
Gain on sale of business		0.6
Weighted average share price | CAD	CAD 0.10
AuRico Metals [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock (CAD per share) | CAD / shares	CAD 1.80
Proceeds from divestiture of businesses		22.1
Gain on sale of business		$ 13.2
Weighted average share price | CAD	CAD 0.72